Related parties	12 Months Ended
Dec. 31, 2022
Related parties
31 Related parties
Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or if another party controls both. The Group’s related parties include key management personnel, close family members of key management personnel and entities that are controlled, significantly influenced, or for which significant voting power is held, by key management personnel or their close family members. Key management personnel are those individuals having authority and responsibility for planning, directing and controlling the activities of the Group, that is, members of the Executive Board and the Board of Directors.
Banking relationships
The Group is a global financial services provider. Many of the members of the Executive Board and the Board of Directors, their close family members or companies associated with them maintain banking relationships with the Group. The Group or any of its banking subsidiaries may from time to time enter into financing and other banking agreements with companies in which current members of the Executive Board or the Board of Directors have a significant influence as defined by the SEC, such as holding executive and/or board level roles in these companies. With the exception of the transactions described below, relationships with members of the Executive Board or the Board of Directors and such companies were in the ordinary course of business and are entered into at prevailing market conditions. Also, unless otherwise noted, all loans to members of the Executive Board, members of the Board of Directors, their close family members or companies associated with them were made in the ordinary course of business, were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and did not involve more than the normal risk of collectability or present other unfavorable features. As of December 31, 2022, 2021 and 2020, there were no loan exposures to such related parties that were not made in the ordinary course of business and at prevailing market conditions.
CS First Boston
On February 9, 2023, the Group announced that it had taken further important steps to progress the carve-out of CS First Boston as a leading capital markets and advisory business through the acquisition of The Klein Group LLC, the investment banking business as well as the registered broker-dealer of M. Klein & Company LLC (the seller). The Group also announced the appointment of former Board of Directors member Michael Klein as CEO of Banking and regional CEO of Americas, as well as designated CEO of CS First Boston and a member of the Executive Board. Both Michael Klein’s appointment to the Executive Board and the acquisition of The Klein Group LLC are subject to regulatory approval. The purchase price is USD 175 million. To align interests with the Group, the seller will receive a convertible note and a warrant. The note will provide annual payments and convert into, and the warrant entitles the seller to subscribe to, CS First Boston shares at a qualified IPO or other liquidity event, at the then-valuation of CS First Boston, less a customary discount. The principal amount of the convertible note is expected to be USD 100 million, with the balance being paid in cash, dependent on the amount of taxes to be paid by the seller at closing. The net present value of the transaction to the Group is expected to be approximately USD 210 million, which also includes interest cost, annual payments on the note and other payments that may in the future become payable in respect of this transaction. Deutsche Bank AG provided a fairness opinion to the Board of Directors in connection with the acquisition. The transaction is expected to close in the first half of 2023. Following the acquisition’s closing, The Klein Group LLC is expected to be fully integrated into CS First Boston. The Group will retain control over the ultimate scope and structure of CS First Boston, including options to attract third-party capital in the future, as announced at the strategy update on October 27, 2022.
In addition, on October 27, 2022, the Group and The Klein Group LLC entered into an engagement letter, under which The Klein Group LLC has been engaged to provide strategic advice and assistance to the Group in connection with the proposed carve-out of CS First Boston, whereby it was agreed that Michael Klein would devote significant time and attention to the services to be provided by The Klein Group LLC to the Group. The purpose of this engagement was to secure Michael Klein’s services in relation to the establishment of CS First Boston in the time gap between October 27, 2022 and the effective date of his employment contract as a member of the Executive Board (which is contingent on regulatory approval) and to obtain the support of The Klein Group LLC until closing of the acquisition. The advisory fee under such engagement was USD 10 million.
Related party loans
Executive Board and Board of Directors loans
The majority of loans outstanding to members of the Executive Board and the Board of Directors are mortgages or loans against securities.
All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin, and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. The same credit approval and risk assessment procedures apply to members of the Executive Board as for other employees. The highest loan outstanding to an Executive Board member was CHF 4 million to Ulrich Körner as of December 31, 2022.
Executive Board and Board of Directors loans
in	2022		2021		2020
Executive Board loans (CHF million)
Balance at beginning of period	18	[1]	13		32
Additions	1		10	[2]	5
Reductions	(13)		(5)	[2]	(24)
Balance at end of period	6	[1]	18	[2]	13
Board of Directors loans (CHF million)
Balance at beginning of period	7	[3]	9		9
Additions	0		2		0
Reductions	(3)		(4)		0
Balance at end of period	4	[3]	7		9
1 The number of individuals with outstanding loans was eight at the beginning of the year and four at the end of the year.
2 Revised.
3 The number of individuals with outstanding loans was three at the beginning of the year and two at the end of the year.
Equity method investees loans
The Group or its subsidiaries grant loans to equity method investees in the normal course of business.
> Refer to “Note 41 – Significant subsidiaries and equity method investments” for a list of equity method investments.
Loans made by the Group or any subsidiaries to equity method investees
in	2022	2021	2020
Loans to equity method investees (CHF million)
Balance at beginning of period	378	414	299
Net borrowings/(repayments)	29	(36)	115
Balance at end of period	407	378	414
Liabilities due to own pension plans
Liabilities due to the Group’s own defined benefit pension plans as of December 31, 2022 and 2021 of CHF 254 million and CHF 331 million, respectively, were reflected in various liability accounts in the Group’s consolidated balance sheets.

Bank
Related parties
30 Related parties
The Group owns all of the Bank’s outstanding voting registered shares. The Bank is involved in significant financing and other transactions with subsidiaries of the Group. The Bank generally enters into these transactions in the ordinary course of business and believes that these transactions are generally on market terms that could be obtained from unrelated third parties.
> Refer to “Note 31 – Related parties” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Related party assets and liabilities
end of	2022	2021
Assets (CHF million)
Trading assets	42	0
Net loans	3,949	8,683
Other assets	86	98
Total assets	4,077	8,781
Liabilities (CHF million)
Due to banks/customer deposits	1,320	1,022
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	91	94
Short-term borrowings	2,075	5,944
Long-term debt	56,822	55,998
Other liabilities	1,284	1,051
Total liabilities	61,592	64,109
Related party revenues and expenses
in	2022	2021	2020
Revenues (CHF million)
Interest and dividend income	13	(56)	(39)
Interest expense	(2,506)	(1,673)	(1,618)
Net interest income	(2,493)	(1,729)	(1,657)
Commissions and fees	82	102	114
Other revenues	246	212	104
Net revenues	(2,165)	(1,415)	(1,439)
Expenses (CHF million)
Total operating expenses	2,326	2,089	1,967
Related party guarantees and commitments
end of	2022	2021
Guarantees and commitments (CHF million)
Credit guarantees and similar instruments	4	4
Revocable loan commitments	59	87
> Refer to “Note 23 – Leases” for information about related party leases.
Executive Board and Board of Directors loans
	2022		2021		2020
Executive Board loans (CHF million)
Balance at beginning of period	18	[1]	13		32
Additions	1		10	[2]	5
Reductions	(13)		(5)	[2]	(24)
Balance at end of period	6	[1]	18	[2]	13
Board of Directors loans (CHF million)
Balance at beginning of period	7	[3]	9		9
Additions	0		2		0
Reductions	(3)		(4)		0
Balance at end of period	4	[3]	7		9
1 The number of individuals with outstanding loans was eight at the beginning of the year and four at the end of the year.
2 Revised.
3 The number of individuals with outstanding loans was three at the beginning of the year and two at the end of the year.
Liabilities due to own pension plans
Liabilities due to the Bank’s own defined benefit pension plans as of December 31, 2022 and 2021 of CHF 254 million and CHF 331 million, respectively, were reflected in various liability accounts in the Bank’s consolidated balance sheets.